Significant Accounting Policies - Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Loss Per Share for Each Class of Common Stock (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock
Numerator:
Allocation of net loss, including accretion of temporary equity		$ (26,692,609)
Denominator:
Weighted-average shares outstanding		28,923,288
Common Stock - basic and diluted		$ (0.92)
Class F Common Stock
Numerator:
Allocation of net loss, including accretion of temporary equity	$ (1,200)	$ (7,741,729)
Denominator:
Weighted-average shares outstanding	8,625,000	8,388,699
Common Stock - basic and diluted	$ 0.00	$ (0.92)